Basis of preparation of the financial statements - New accounting standards, narrative (Details) - EUR (€) € in Millions		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017
Disclosure of effect of overlay approach reclassification on profit or loss [line items]
Operating lease expense		€ 8.6
Pro Forma
Disclosure of effect of overlay approach reclassification on profit or loss [line items]
Result if adopted, expected credit loss for trade receivables (less than)	€ 1.0